Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Cash flows used in operating activities:
Net loss	$ (3,552)	$ (1,672)	$ (8,935)	$ (3,405)	$ (15,396)	$ (780)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on change in fair value of Cizzle option		(136)				(1,306)
Gain on change in fair value of Vela option				(77)		(748)
Loss on issuance of Vela option				998		1,007
Change in reserve for related party uncollectible loan		243		332		(240)
Loss on change in fair value of convertible notes payable		280		303		423
Loss on related party loan forgiveness						12
Unrealized foreign exchange gain			5		(38)
Unrealized foreign exchange loss	6					4
Issuance of warrants for lock-up	502		2,710		2,710
Gain on change in fair value of derivative warrant liability	(19)		(110)		(118)	(131)
Stock-based compensation expense	431		914		1,270	10
Non-cash interest expense	79	5	158	44	268	8
Operating lease obligations	(25)		(34)		(33)
Amortization of financed Directors and Officers insurance	422		863		1,297	44
Interest expense on convertible promissory note					31	86
Non-cash reduction of deferred income upon exercise of option liability						(1,480)
Amortization of debt issuance costs					143
Depreciation Expense					5
Issuance of common stock for services and licensing right			150		1,719
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(153)	(493)	(306)	(895)	(210)	(1,441)
Accounts payable	(97)		811		1,644	6
Accrued expenses and other liabilities	49	(196)	(96)	613	839	1,604
Net cash flows used in operating activities	(2,357)	(1,970)	(3,870)	(2,398)	(5,869)	(2,922)
Cash flows used in investing activities:
Issuance of loan - related party		(243)		(332)		(357)
Purchases of property and equipment			(10)		(51)
Purchases of short term investments			(490)		(490)
Proceeds from the sale of short-term investments			276		413
Proceeds from the issuance of options						585
Net cash flows used in investing activities		(243)	(224)	161	(128)	228
Cash flows provided by financing activities:
Proceeds from Merger and related PIPE Financing, net of transaction costs						8,494
Net proceeds from the issuance of notes payable					1,625	498
Capital contribution - related party						151
Proceeds from issuance of convertible notes payable, carried at fair value		1,434		1,455		1,468
Interest paid on convertible promissory note, carried at cost						(81)
Proceeds from issuance of warrants from lock-up			113		114
Bank Overdraft					118
Proceeds from issuance of convertible promissory note payable, carried at cost		786		776		813
Net cash flows provided by financing activities		2,220	113	2,231	1,857	11,343
Net change in cash and cash equivalents before effect of exchange rate changes	(2,357)	7	(3,981)	(6)	(4,140)	8,649
Effect of exchange rate changes on cash and cash equivalents	(27)	1	(28)	6	(17)	(5)
Net change in cash	(2,384)	8	(4,009)		(4,157)	8,644
Cash and cash equivalents at beginning of period	4,228		4,228		4,228
Cash and cash equivalents at end of period	1,844	8	219		71	8,644
Supplemental cash flow information:
Cash paid for interest	80		80		80
Non-cash investing and financing activities
Right-of-use assets obtained in exchange for operating lease liabilities	$ 350		350		350
Receivables from issuance of warrants for lock-up			67		67
Receivable from issuance of note payable					525
Issuance of Conduit Pharmaceuticals Inc. common stock to Cizzle Biotechnology Holding PLC upon exercise of option						151
Exchange of Conduit Pharmaceuticals Limited convertible notes for shares of Conduit Pharmaceuticals Inc. common stock in connection with the Merger						3,685
Accrued transaction costs						5,738
Non-cash directors and officers insurance						1,066
Reclassification of deferred offering costs to reduction of additional paid-in capital						1,534
Net Liabilities assumed in the Merger						6,124
Initial value of warrant liabilities issued in connection with PIPE Financing and Closing of the Merger						$ 223
Gain on change in fair value of Cizzle option				(311)
Proceeds from the issuance of the Vela option				493
Purchases of PP&E in accounts payable			$ 40